Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Operating Leased Assets [Line Items]
Litigation settlement payment		¥ 103,200,000	$ 14.9
Litigation charges	¥ 0
Additional Litigation Settlement
Operating Leased Assets [Line Items]
Loss contingency settlement, accrued	¥ 0